INCOME TAXES (Details)	9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016
INCOME TAXES
Effective tax rate (as a percent)	0.00%	0.00%
Statutory federal rate (as a percent)	35.00%	35.00%	35.00%